Equity - (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following tables summarize stock options, SARs and non-vested restricted stock activity for the years ended December 31, 2013, 2012, and 2011:

Table 9.1

	For the Year Ended December 31,
	2013		2012		2011
	Stock Options and SARs	Weighted- Average Exercise Price	Stock Options and SARs	Weighted- Average Exercise Price	Stock Options and SARs	Weighted- Average Exercise Price
Outstanding, beginning of year	788,748	$20.89	1,327,066	$18.72	1,924,133	$21.16
Granted	94,017	31.24	157,983	22.32	146,000	18.63
Exercised	(208,877)	16.24	(427,348)	13.18	(32,001)	6.99
Canceled	(9,643)	23.02	(268,953)	23.29	(711,066)	25.83
Outstanding, end of year	664,245	$23.78	788,748	$20.89	1,327,066	$18.72
Exercisable at end of year	483,216	$22.83	574,439	$21.76	914,743	$21.12

	For the Year Ended December 31,
	2013		2012		2011
	Non-vested Restricted Stock	Weighted- Average Grant Date Fair Value	Non-vested Restricted Stock	Weighted- Average Grant Date Fair Value	Non-vested Restricted Stock	Weighted- Average Grant Date Fair Value
Outstanding, beginning of year	91,311	$18.75	196,076	$12.15	182,609	$9.63
Granted	73,985	30.27	72,637	21.92	73,060	18.77
Canceled	(1,000)	31.42	(59,624)	16.98	(2,003)	18.77
Vested and issued	(66,011)	18.21	(117,778)	10.62	(57,590)	12.33
Outstanding, end of year	98,285	$27.66	91,311	$18.75	196,076	$12.15

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following tables summarize information regarding stock options, SARs, and non-vested restricted stock outstanding as of December 31, 2013:

Table 9.2

	Outstanding		Exercisable		Vested or Expected to Vest
Range of Exercise Prices	Stock Options and SARs	Weighted- Average Remaining Contractual Life	Stock Options and SARs	Weighted- Average Remaining Contractual Life	Stock Options and SARs	Weighted- Average Remaining Contractual Life
$5.00 - $ 9.99	32,000	5.3 years	32,000	5.3 years	32,000	5.3 years
10.00 - 14.99	68,331	6.4 years	68,331	6.4 years	68,331	6.4 years
15.00 - 19.99	74,000	7.4 years	46,333	7.4 years	70,660	7.4 years
20.00 - 24.99	141,537	5.7 years	84,204	3.9 years	136,204	5.6 years
25.00 - 29.99	229,354	3.5 years	229,354	3.5 years	229,354	3.5 years
30.00 - 34.99	115,023	8.3 years	22,994	4.4 years	110,368	8.3 years
35.00 - 39.99	4,000	9.1 years	—	—	3,720	9.1 years
	664,245		483,216		650,637

	Outstanding		Expected to Vest
Weighted- Average Grant-Date Fair Value	Non-vested Restricted Stock	Weighted-Average Remaining Contractual Life	Non-vested Restricted Stock	Weighted-Average Remaining Contractual Life
$15.00 - $19.99	13,300	0.2 years	6,650	0.2 years
20.00 - 24.99	12,000	1.2 years	11,160	1.2 years
25.00 - 29.99	—	—	—	—
30.00 - 34.99	72,985	1.4 years	67,930	1.4 years
	98,285		85,740

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair values of stock options and SARs were estimated using the Black-Scholes option pricing model based on the following assumptions:

Table 9.3

	For the Year Ended December 31,
	2013	2012	2011
Risk-free interest rate	0.6%	1.1%	2.2%
Expected years until exercise	4 years	5 years	6 years
Expected stock volatility	83.4%	94.6%	102.5%
Dividend yield	1.5%	1.8%	1.1%

The risk-free interest rates used in the model were based on the U.S. Treasury yield curve in effect at the grant date.  Farmer Mac used historical data to estimate the timing of option exercises and stock option cancellation rates used in the model.  Expected volatilities were based on historical volatility of Farmer Mac's Class C common stock.  The dividend yields were based on the expected dividends as a percentage of the value of Farmer Mac's Class C common stock on the grant date.